Newbuildings	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Newbuildings
Newbuildings

(In US$ millions)	December 31, 2013	December 31, 2012
Opening balance	1,882	2,531
Additions	4,930	1,267
Capitalized interest and loan related costs	95	76
Re-classified as Drilling Units	(3,335)	(1,992)
Disposal of Tender rigs	(153)	—
Closing balance	3,419	1,882